NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	May 31, 2018	May 31, 2017
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans		$ 0	$ 1,447,550
Transferred		150,000	$ 362,500
Beneficial conversion feature		1,758,741
(in Dollars per share)	$ 0.25		$ 0.25
Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans		$ 290,000	$ 791,658
Interest Rate		10.00%
Accrued interest	$ 13,434	$ 16,681	13,434
Beneficial conversion feature		$ 210,120	$ 6,120
(in Dollars per share)	$ 0.25	$ 0.3125	$ 0.25
Binder Funding Notes [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans		$ 440,579	$ 145,850
Interest Rate	10.00%	10.00%	10.00%
Accrued interest	$ 1,910	$ 7,364	$ 1,910
Beneficial conversion feature		385,637	35,023
Principal payments		$ 237,794	$ 61,000
(in Dollars per share)	$ 0.25	$ 0.3125	$ 0.25
Binder Funding Notes [Member] | November 30, 2016 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		6.00%
Binder Funding Notes [Member] | Accrued Interest [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 5,188	$ 813
Binder Funding Notes [Member] | Principal [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 280,198	59,750
Binder Funding Notes [Member] | Additional Loan [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans			49,700
Koretsky Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans			$ 550,000
Interest Rate	10.00%	10.00%	10.00%
Koretsky Funding Notes [Member] | November 30, 2016 [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		6.00%
Koretsky Funding Notes [Member] | Accrued Interest [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			$ 1,346
Koretsky Funding Notes [Member] | Principal [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			210,000
Koretsky Funding Notes [Member] | Interest Transferred to Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			4,046
Koretsky Funding Notes [Member] | Principal Transferred to Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			410,000
Newcan Convertible Note 6 [Member] | Newcan Funding Notes [Member] | Principal [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 836,658	460,000
Accrued Interest [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred	$ 166,490		166,490
Accrued Interest [Member] | Newcan Funding Notes [Member] | Accrued Interest [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 25,018	7,747
Principal Transferred to Newcan Funding Notes [Member] | Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			410,000
Interest Transferred to Newcan Funding Notes [Member] | Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			4,046
Principal Transferred to Newcan Funding Note 3 [Member] | Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			120,000
Interest Transferred to Newcan Funding Note 3 [Member] | Newcan Funding Notes [Member] | Director [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			$ 2,121